Business Combination (Tables)	12 Months Ended
Dec. 31, 2023
Business Combination [Abstract]
Schedule of Assets Acquired and Liabilities Assumed	The assets acquired and liabilities assumed from the acquisition are as follows:
Assets and liabilities to fair value	Note
Current assets and others non-current assets		Ps.	2,885,952
Property, plant and equipment, net	10		1,957,784
Intangible assets	13		1,394,424
Current liabilities and non-current liabilities			(1,630,260)
Deferred income tax			(813,661)
Total identifiable assets acquired, and liabilities assumed			3,794,239
Goodwill	12		1,250,132
Total assets acquired, net		Ps.	5,044,371

Schedule of Cash Paid in Pesos for the JAFRA Acquisition	The total cash paid in pesos for the JAFRA Acquisition was Ps.5,044,371.
Net cash outflow arising on acquisition:

Cash out	Ps.	5,044,371
Less cash and cash equivalent balances acquired from JAFRA		(345,908)
Net cash used (investing activities)	Ps.	4,698,463